                               PNC ADVANTAGE FUNDS

                   INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                         INSTITUTIONAL MONEY MARKET FUND
                    INSTITUTIONAL TREASURY MONEY MARKET FUND

  SUPPLEMENT DATED JULY 1, 2010 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
      INFORMATION DATED OCTOBER 1, 2009, AS AMENDED FEBRUARY 8, 2010, FOR
            INSTITUTIONAL SHARES, ADVISOR SHARES AND SERVICE SHARES

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN
  THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ IN
    CONJUNCTION WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

THE PORTION OF THE CHART LABELED "OFFICERS" UNDER THE SECTION "TRUSTEES AND OFFICERS" IN THE STATEMENT OF ADDITIONAL INFORMATION IS DELETED AND REPLACED WITH THE FOLLOWING:

                                                 Terrn of                                          Number of
                                                Office and                                         Portfolios
                                Position(s)     Length of                                           in Fund
                                 Held with     Time Served                                         Complex(3)
Name, Address(1),              PNC Advantage        in             Principal Occupation(s)        Overseen by  Other Directorships
Date of Birth and Age              Funds       Position(2)           During Past 5 Years            Trustee     Held by Trustee(4)
---------------------         ---------------  -----------  ------------------------------------  -----------  -------------------
OFFICERS

Kevin A. McCreadie(5)         President           Since     President and Chief Executive             N/A              N/A
Two Hopkins Plaza, 4th Floor                     February   Officer, PNC Capital Advisors, LLC
Baltimore, MD 21201                                2010     (formerly PNC Capital Advisors,
Date of Birth:  8/14/60                                     Inc.) since March 2004; Chief
Age: 49                                                     Investment Officer of PNC Capital
                                                            Advisors, LLC since 2002; Chief
                                                            Investment Officer of PNC Asset
                                                            Management Group since 2007;
                                                            Executive Vice President of PNC
                                                            Bank, N.A. since 2007; Partner of
                                                            Brown Investment Advisory & Trust
                                                            Company, 1999-2002.

Kathleen T. Barr(6)           Senior Vice         Since     KTBarr Consulting since June 2010;        N/A              N/A
1900 E. 9th Street,           President since    February   Managing Director, PNC Capital
14th Floor                    February 2003        2003     Advisors, LLC (formerly Allegiant
Cleveland, OH  44114          and Chief                     Asset Management Company), May 1996-
Date of Birth: 5/2/55         Compliance                    June 2010. Senior Vice President,
Age: 55                       Officer since                 National City Bank, June 1999 -
                              2002                          September 2009;


                                                 Terrn of                                          Number of
                                                Office and                                         Portfolios
                                Position(s)     Length of                                           in Fund
                                 Held with     Time Served                                         Complex(3)
Name, Address(1),              PNC Advantage        in             Principal Occupation(s)        Overseen by  Other Directorships
Date of Birth and Age              Funds       Position(2)           During Past 5 Years            Trustee     Held by Trustee(4)
---------------------         ---------------  -----------  ------------------------------------  -----------  -------------------
Jennifer E. Spratley(5)       Vice President   Since March  Managing Director and Head of Fund        N/A              N/A
Two Hopkins Plaza, 4th Floor                       2010     Administration, PNC Capital
Baltimore, MD 21201                                         Advisors, LLC (formerly PNC Capital
Date of Birth: 2/13/69                                      Advisors, Inc.) since 2007;
Age: 41                                                     Treasurer, PNC Capital Advisors,
                                                            Inc., September 2007 - September
                                                            2009; Unit Leader, Fund Accounting
                                                            and Administration, SEI Investments
                                                            Global Funds Services 2005 to 2007;
                                                            Fund Accounting Director, SEI
                                                            Investments Global Funds Services
                                                            1999 to 2007.

John Kernan(5)                Treasurer         Treasurer   Senior Vice President and Director,       N/A              N/A
1900 E. 9th Street,           (formerly           since     PNC Capital Advisors, LLC (formerly
14th Floor                    Assistant         May 2008;   Allegiant Asset Management Company),
Cleveland, OH  44114          Treasurer)        Assistant   since July 2004; Senior Vice President,
Date of Birth: 9/17/65                          Treasurer   National City Bank, June 2004 - September
Age: 44                                            from     2009; Senior Director of Fund
                                                 February   Administration, State Street
                                               2005 to May  Bank and Trust Company, 1998 - 2004.
                                                   2008

Patrick Glazar(5)             Assistant         Assistant   Vice President and Senior Director,       N/A              N/A
103 Bellevue Parkway          Treasurer         Treasurer   Accounting and Administration, BNY
Wilmington, DE 19809          (formerly           since     Mellon Investment Servicing (US)
Date of Birth: 7/8/67         Treasurer)        May 2008;   Inc. (formerly PNC Global Investment
Age: 42                                         Treasurer   Servicing (U.S.) Inc.), since
                                                   from     September 2002.
                                                 February
                                               2006 to May
                                                   2008

Jennifer E. Vollmer(5)        Secretary           Since     Senior Counsel, The PNC Financial         N/A              N/A
1600 Market Street                              June 2010   Services Group, Inc., since 2007;
28th Floor                                                  Secretary, PNC Capital Advisors, LLC
Philadelphia, PA 19103                                      (formerly, PNC Capital Advisors,
Date of Birth: 12/30/71                                     Inc.), since 2001.
Age: 38

Savonne L. Ferguson(5)        Assistant           Since     Vice President and Director of            N/A              N/A
Two Hopkins Plaza             Secretary         June 2010   Regulatory Fund Administration, PNC
4th Floor                                                   Capital Advisors, LLC (formerly, PNC
Baltimore, MD 21201                                         Capital Advisors, Inc.) since 2010;
Date of Birth: 10/31/73                                     Vice President, PNC Capital
Age: 36                                                     Advisors, Inc. 2007-2009; Assistant
                                                            Vice President, PNC Capital
                                                            Advisors, Inc. 2002-2007.

                                                 Terrn of                                          Number of
                                                Office and                                         Portfolios
                                Position(s)     Length of                                           in Fund
                                 Held with     Time Served                                         Complex(3)
Name, Address(1),              PNC Advantage        in             Principal Occupation(s)        Overseen by  Other Directorships
Date of Birth and Age              Funds       Position(2)           During Past 5 Years            Trustee     Held by Trustee(4)
---------------------         ---------------  -----------  ------------------------------------  -----------  -------------------
David C. Lebisky(5)           Assistant           Since     Vice President and Senior Director,       N/A              N/A
760 Moore Road                Secretary          February   Regulatory Administration, BNY
King of Prussia, PA 19406                          2007     Mellon Investment Servicing (US)
Date of Birth: 5/19/72                                      Inc. (formerly, PNC Global
Age: 38                                                     Investment Servicing (U.S.) Inc.),
                                                            since January 2007; Vice President
                                                            and Director, PNC Global Investment
                                                            Servicing (U.S.) Inc., 2002 - 2007.

(1) Each Trustee can be contacted by writing to PNC Advantage Funds, c/o PNC Capital Advisors, LLC, Two Hopkins Plaza, 4th Floor, Baltimore, MD 21201,
     Attention: Savonne Ferguson.

(2) Each Trustee holds office until the next meeting of shareholders at which Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.

(3) The "Fund Complex" is comprised of eleven registered investment companies for which the Adviser or any of its affiliates serves as investment adviser. The number of portfolios overseen by the Trustees includes the PNC Alternative Investment Funds (three portfolios), PNC Funds (thirty portfolios) and PNC Advantage Funds (three portfolios).

(4) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act. In addition to PNC Advantage Funds, each Trustee serves as a Trustee of PNC Funds and a Director of the PNC Alternative Investment Fund complex. Messrs. Murphy and Neary serve as Co-Chairmen of PNC Funds and the PNC Alternative Investment Fund complex.

(5) Mmes. Ferguson, Spratley and Vollmer and Messrs. Glazer, Kernan, Lebisky and McCreadie also serve as Officers of PNC Funds in their same capacities.

(6) Ms. Barr also serves as Senior Vice President and Chief Compliance Officer of PNC Funds. She previously served as Chief Administrative Officer from February 2003 until June 2010, Chief Legal Officer from January 5, 2009 until May 14, 2009 and Assistant Treasurer of PNC Funds and PNC Advantage Funds from August 2002 until February 2003.

NAME CHANGE OF SERVICE PROVIDERS

     PFPC Trust Company, the custodian of PNC Advantage Funds, and PNC Global Investment Servicing (U.S.) Inc., the sub-administrator and transfer agent for PNC Advantage Funds, were acquired by The BNY Mellon Corporation from The PNC Financial Services Group, Inc. on July 1, 2010. On that date, the name of PNC Global Investment Servicing (U.S.) Inc. was changed to BNY Mellon Investment Servicing (US) Inc. In late 2010 or early 2011 the name of PFPC Trust Company will also be changed.

   Please contact PNC Advantage Funds at 1-800-364-4890 for more information.

          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                     SP-ADV-0710